SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation and Translation Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative Expense [Member]
Foreign Currency Translation and Transaction Gains and Losses
Net gain (loss) from foreign exchange	$ (0.2)	$ 0.1	$ 0.2
Other income (expense)
Foreign Currency Translation and Transaction Gains and Losses
Net gain (loss) from foreign exchange	$ 1.0	$ (7.0)	$ 4.0